Related-Party Transaction - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended				3 Months Ended		12 Months Ended			1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Texas Transmission and Investment LLC	Mar. 31, 2013 TCEH	Mar. 31, 2012 TCEH	Dec. 31, 2012 TCEH	Dec. 31, 2011 TCEH	Dec. 31, 2010 TCEH	Aug. 31, 2012 EFIH	Mar. 31, 2013 EFH Corp	Mar. 31, 2012 EFH Corp	Dec. 31, 2012 EFH Corp	Dec. 31, 2011 EFH Corp	Dec. 31, 2010 EFH Corp	Dec. 31, 2012 Texas Transmission and Investment LLC
Transactions with Third Party [Line Items]
Revenues	$ 225	$ 227	$ 962	$ 1,026	$ 1,061		$ 1	$ 1
Receivables related to electricity delivery fees							121		53	138
Electricity delivery fees							225	227	1,000	1,000	1,100
Interest income								7	16	32	37
Amounts received under the note receivable								10
Operation and maintenance expenses	167	164	669	658	616								8	7	35	38	40
Delivery fee surcharges							4	4	16	17	16
Amounts payable to members under the agreement	10					2							8
Current state income tax payable													27		22
Income tax payments to members			2										37		22
Income tax refunds from members				114									0	0
Letter of credit							10		11	12
Note receivable									179
Trade accounts and other receivables									41
Received against future interest reimbursement and obligation												159
Decrease in total membership interests due to sale of the related-party agreements												2
Regulatory liability									225	225
Limited partnership interest rate															19.50%	19.50%
Limited partnership interest rate, maximum carrying value															1	1
Equity losses related to interest															1	1	2
Amounts receivable from members under the agreement			27												22			5
Current income tax receivable, net			5
Liabilities in lieu of deferred income taxes															2,180	2,018
Uncertain tax positions (including accrued interest)	93		169	147											169	147
Amounts receivable from members related to income taxes				5														5
Federal income tax-related refunds from members other than EFH Corp.				25
Refunds from members other than EFH Corp															$ 5